Note 13 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2009
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Deferred Tax Assets, Gross	$ 5,211,336	$ 4,865,610
Deferred Tax Assets, Operating Loss Carryforwards	3,013,309	3,025,852
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	12,956,541
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	2,606,375
Deferred Tax Assets, Valuation Allowance	5,211,336	4,865,610
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	3,805	1,746
Unrecognized Tax Benefits, Income Tax Penalties Accrued	2,131	204
Income Tax Examination, Penalties and Interest Accrued	17,544	19,218
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	27,068	$ 19,535
AOS Acquisition [Member]
Deferred Tax Assets, Gross			$ 1,517,605
Deferred Tax Assets, Operating Loss Carryforwards	$ 672,000		$ 4,455,525